Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued liabilities [Abstract]
Accrued liabilities - Accrued liabilities [Text Block]

Philips Group

Accrued liabilities

in millions of EUR

	2019	2020
Personnel-related costs:
- Salaries and wages	554	614
- Accrued holiday entitlements	118	124
- Other personnel-related costs	66	78
Fixed-asset-related costs:
- Gas, water, electricity, rent and other	24	21
Communication and IT costs	48	64
Distribution costs	115	93
Sales-related costs:
- Commission payable	8	10
- Advertising and marketing-related costs	186	197
- Other sales-related costs	25	20
Material-related costs	106	103
Interest-related accruals	38	52
Other accrued liabilities	343	302
Accrued liabilities	1,632	1,678